Interim Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Series A Convertible Preferred Stock [Member] Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2023		$ 11	$ 110,799	$ (14,270)	$ 96,540	$ 4,319	$ 100,859
Balance, shares at Dec. 31, 2023	403,631	10,542,547
Preferred stock dividends paid				(391)	(391)		(391)
Common stock re-purchase program			(380)		(380)		(380)
Common stock re-purchase program, shares		(83,780)
Restricted common stock grants			17		17		17
Net income (loss)				8,842	8,842	53	8,895
Common stock issued for vessel acquisition			1,382		1,382		1,382
Deemed dividend			(5,325)		(5,325)	(3,550)	(8,875)
Contributions from non-controlling interest						5,880	5,880
Partial redemption of Series A Convertible Preferred shares			(2,500)		(2,500)		(2,500)
Partial redemption of Series A Convertible Preferred shares, shares	(100,000)
Balance at Jun. 30, 2024		$ 11	103,993	(5,819)	98,185	6,702	104,887
Balance, shares at Jun. 30, 2024	303,631	10,458,767
Balance at Dec. 31, 2024		$ 11	98,035	(4,670)	93,376	6,288	99,664
Balance, shares at Dec. 31, 2024		10,553,399
Common stock re-purchase program			(270)		(270)		(270)
Common stock re-purchase program, shares		(67,534)
Restricted common stock grants			142		142		142
Net income (loss)				(1,237)	(1,237)	(156)	(1,393)
Balance at Jun. 30, 2025		$ 11	$ 97,907	$ (5,907)	$ 92,011	$ 6,132	$ 98,143
Balance, shares at Jun. 30, 2025		10,485,865